SEGMENT INFORMATION - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 60,618	$ 64,635
Thailand
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	37,653	40,423
Singapore
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,304	5,601
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	10,313	10,725
Australia
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	7,141	7,815
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 207	$ 71